CONSOLIDATED BALANCE SHEETS	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Current assets
Cash	¥ 343,998,570	$ 53,268,248	¥ 30,336,504
Notes receivable	6,305,633	976,429	4,180,885
Trade accounts receivable, net	26,686,888	4,132,470	48,244,015
Trade accounts receivable-related party, net	0	0	3,068,920
Inventories, net	3,644,522	564,355	1,985,723
Other receivables, net	6,939,676	1,074,610	6,350,802
Loans to third parties	50,476,782	7,816,340	3,200,377
Purchase advances, net	1,078,137	166,950	178,767
Contract costs, net	48,795,906	7,556,056	31,537,586
Prepaid expenses	146,071	22,619	198,294
Prepaid expenses - related parties	433,000	67,050
Total current assets	488,505,185	75,645,127	129,281,873
Property and equipment, net	27,138,768	4,202,444	29,756,879
Land use right, net	1,253,408	194,090	1,280,648
Intangible assets, net	6,650,000	1,029,754
Investment in unconsolidated entity	27,931,795	4,325,244	31,541,850
Long-term other receivables, net	114,679	17,758	3,640
Goodwill	6,996,895	1,083,471
Operating lease right-of-use assets (including 803,503 and 352,775 ($54,627) from a related party as of June 30, 2020 and June 30, 2021, respectively)	7,925,930	1,227,332	2,549,914
Total Assets	566,516,660	87,725,220	194,414,804
Current liabilities
Short-term bank loans	15,000,000.0	2,322,753	9,520,000
Trade accounts payable	21,956,481	3,399,966	23,034,347
Other payables	9,862,762	1,527,251	2,609,486
Other payable- related parties	2,400,667	371,744	4,498,318
Contract liabilities	7,686,276	1,190,221	3,486,033
Accrued payroll and employees' welfare	1,954,484	302,652	1,917,635
Investment payable			6,400,000
Taxes payable	1,248,994	193,407	1,108,288
Short-term borrowings	530,000	82,071	200,000
Short-term borrowings - related parties	12,676,042	1,962,888	10,230,746
Long-term borrowings - related party - current portion	920,066	142,472	847,346
Operating lease liabilities - current (including 450,728 and 352,775 ($54,627) from a related party as of June 30, 2020 and June 30, 2021, respectively)	2,226,832	344,825	1,328,976
Total Current Liabilities	76,462,604	11,840,250	65,181,175
Operating lease liabilities - non-current (including 352,775 and nil from a related party as of June 30, 2020 and June 30, 2021, respectively)	4,792,101	742,058	1,210,088
Long-term borrowings - Non current - related party	6,486,551	1,004,444	7,379,253
Deferred tax liability	624,088	96,640
Warrant liability	190,635,850	29,520,000
Total Liabilities	279,001,194	43,203,392	73,770,516
Commitments and Contingencies
Equity
Additional paid-in capital	479,490,763	74,249,242	282,505,455
Statutory reserve	4,148,929	642,462	4,148,929
Accumulated deficit	(206,860,320)	(32,032,362)	(184,027,586)
Accumulated other comprehensive income	1,974,836	305,804	2,825,731
Total stockholders' equity	295,095,034	45,695,526	110,029,762
Non-controlling interests	(7,579,568)	(1,173,698)	10,614,526
Total equity	287,515,466	44,521,828	120,644,288
Total Liabilities and Equity	566,516,660	87,725,220	194,414,804
Class A ordinary shares
Equity
Common stock value	¥ 16,340,826	$ 2,530,380	¥ 4,577,233